Condensed Consolidating Financial Information - Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		3 Months Ended												12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	[1]	Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Net income (loss)		$ (182)	$ (249)	$ (803)	$ (10)	$ (134)		$ (24)		$ 386		$ (181)		$ (1,244)	$ 47	$ (267)
Actuarial gain (loss) and plan amendments, net of tax of zero, zero and $31														3	4	(36)
Settlement cost (net of tax of zero)														6	0	0
Amortization of unrecognized prior service credit and actuarial gain, net of zero tax expense														(5)	(4)	(5)
Other comprehensive income from investment in affiliates														0	0	0
Other comprehensive income (loss), net of tax														4	0	(41)
Comprehensive income (loss)														(1,240)	47	(308)
Less: Comprehensive income (loss) attributable to noncontrolling interest														(2)	(2)	3
Total comprehensive income (loss) attributable to Dynegy Inc.														(1,238)	49	(311)
Reclassification of settlement cost included in net loss, tax														0	0	0
Amortization of unrecognized prior service credit and actuarial gain, tax	[2]													0	0	0
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net income (loss)														765	(476)	131
Actuarial gain (loss) and plan amendments, net of tax of zero, zero and $31														0	0	0
Settlement cost (net of tax of zero)														0
Amortization of unrecognized prior service credit and actuarial gain, net of zero tax expense														0	0	0
Other comprehensive income from investment in affiliates														(12)	(11)	16
Other comprehensive income (loss), net of tax														(12)	(11)	16
Comprehensive income (loss)														753	(487)	147
Less: Comprehensive income (loss) attributable to noncontrolling interest														(2)	(1)	(3)
Total comprehensive income (loss) attributable to Dynegy Inc.														755	(486)	150
Parent
Condensed Financial Statements, Captions [Line Items]
Net income (loss)														(1,240)	50	(273)
Actuarial gain (loss) and plan amendments, net of tax of zero, zero and $31														(4)	(8)	(20)
Settlement cost (net of tax of zero)														0
Amortization of unrecognized prior service credit and actuarial gain, net of zero tax expense														(4)	(3)	(5)
Other comprehensive income from investment in affiliates														12	11	(16)
Other comprehensive income (loss), net of tax														4	0	(41)
Comprehensive income (loss)														(1,236)	50	(314)
Less: Comprehensive income (loss) attributable to noncontrolling interest														2	1	3
Total comprehensive income (loss) attributable to Dynegy Inc.														(1,238)	49	(317)
Net gain and plan amendments, tax														0	0	0
Amortization of unrecognized prior service credit and actuarial gain, tax														0	0	0
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income (loss)														(375)	535	(21)
Actuarial gain (loss) and plan amendments, net of tax of zero, zero and $31														1	2	0
Settlement cost (net of tax of zero)														0
Amortization of unrecognized prior service credit and actuarial gain, net of zero tax expense														0	0	0
Other comprehensive income from investment in affiliates														0	0	0
Other comprehensive income (loss), net of tax														1	2	0
Comprehensive income (loss)														(374)	537	(21)
Less: Comprehensive income (loss) attributable to noncontrolling interest														0	0	0
Total comprehensive income (loss) attributable to Dynegy Inc.														(374)	537	(21)
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income (loss)														(394)	(62)	(37)
Actuarial gain (loss) and plan amendments, net of tax of zero, zero and $31														6	10	(16)
Settlement cost (net of tax of zero)														6
Amortization of unrecognized prior service credit and actuarial gain, net of zero tax expense														(1)	(1)	0
Other comprehensive income from investment in affiliates														0	0	0
Other comprehensive income (loss), net of tax														11	9	(16)
Comprehensive income (loss)														(383)	(53)	(53)
Less: Comprehensive income (loss) attributable to noncontrolling interest														(2)	(2)	3
Total comprehensive income (loss) attributable to Dynegy Inc.														$ (381)	$ (51)	(56)
Escrow Issuers
Condensed Financial Statements, Captions [Line Items]
Net income (loss)																(67)
Actuarial gain (loss) and plan amendments, net of tax of zero, zero and $31																0
Amortization of unrecognized prior service credit and actuarial gain, net of zero tax expense																0
Other comprehensive income from investment in affiliates																0
Other comprehensive income (loss), net of tax																0
Comprehensive income (loss)																(67)
Less: Comprehensive income (loss) attributable to noncontrolling interest																0
Total comprehensive income (loss) attributable to Dynegy Inc.																$ (67)

[1]	The unaudited quarterly information for the quarters ended June 30, 2015, September 30, 2015 and December 31, 2015 reflects the impact of the Acquisitions. Please read Note 3—Acquisitions for further discussion.
[2]	Amounts are associated with our defined benefit pension and other post-employment benefit plans and are included in the computation of net periodic pension cost. Please read Note 19—Employee Compensation, Savings, Pension and Other Post-Employment Benefit Plans for further discussion.